DEFERRED CHARGES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Book Value at January	$ 573	$ 5,742	$ 12,785
Additions, Financing Costs	376	564	622
Amortization, Financing Costs	(460)	(1,781)	(2,948)
Write-offs, Financing Costs		(3,952)	(4,647)
Transfer to Vessels Under Construction, Financing Costs			(70)
Net Book Value at December	489	573	5,742
Current, Financing Costs	489	573
Net Book Value at January	0	0	255
Other Costs, Additions	0	0	80
Amortization, Other Costs	0	0	0
Write Offs, Other Costs		0	(335)
Transfer to Vessels Under Construction, Other Costs			0
Net Book Value at December	0	0	0
Current, Other Costs	0	0	0
Net Book Value at January	573	5,742	13,040
Additions	376	564	702
Amortization	(460)	(1,781)	(2,948)
Write Offs		(3,952)	(4,982)
Transfer to Vessels Under Construction			(70)
Net Book Value at December	489	573	5,742
Deferred Costs Current	$ 489	$ 573